BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Canada — 6.2%
Canadian National Railway Co. .... 17,326 $ 1,871,135
Suncor Energy, Inc. ............ 73,542 2,071,006
3,942,141
China — 4.4%
Tencent Holdings Ltd. ........... 84,000 2,837,211
Denmark — 7.4%
Novo Nordisk A/S, Class B ....... 34,493 3,436,117
Vestas Wind Systems A/S ........ 69,061 1,271,611
4,707,728
France — 8.4%
Air Liquide SA ................ 26,431 3,021,040
Kering SA ................... 5,225 2,317,542
5,338,582
Germany — 5.2%
Infineon Technologies AG ........ 100,851 2,207,027
MTU Aero Engines AG .......... 7,473 1,116,874
3,323,901
Hong Kong — 0.9%
Prudential plc ................ 58,595 573,507
Iceland — 1.6%
Marel HF
(a)(b)
................. 342,662 1,041,060
Italy — 6.0%
Intesa Sanpaolo SpA ........... 1,384,874 2,289,219
UniCredit SpA ................ 150,254 1,521,185
3,810,404
Japan — 14.0%
Daiichi Sankyo Co. Ltd. .......... 87,400 2,442,906
Recruit Holdings Co. Ltd. ........ 91,700 2,641,478
Sony Group Corp. ............. 60,000 3,864,868
8,949,252
Netherlands — 9.4%
ASML Holding NV ............. 7,115 2,947,595
Koninklijke DSM NV ............ 26,968 3,068,704
6,016,299
Spain — 2.7%
Cellnex Telecom SA
(a)(b)
.......... 31,324 966,239
Industria de Diseno Textil SA ...... 35,737 737,491
1,703,730
Sweden — 1.9%
Epiroc AB, Class A ............. 83,002 1,187,385
Switzerland — 1.2%
Lonza Group AG (Registered) ..... 1,645 800,936
United Kingdom — 2.9%
Standard Chartered plc .......... 299,398 1,872,601
United States — 17.2%
Baker Hughes Co. ............. 84,733 1,776,004
Equinix , Inc. ................. 3,354 1,907,889
GXO Logistics, Inc.
(c)
........... 25,721 901,778
Roche Holding AG ............. 12,635 4,113,107
Security
Shares
Shares Value
United States (continued)
Thermo Fisher Scientific, Inc. ...... 4,574 $ 2,319,887
11,018,665
Total Common Stocks — 89.4%
(Cost: $74,708,488) .............................. 57,123,402
Total Long-Term Investments — 89.4%
(Cost: $74,708,488) .............................. 57,123,402
Short-Term Securities
Money Market Funds — 13.1%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.79% ...... 7,549,394 7,549,394
SL Liquidity Series, LLC, Money Market
Series, 3.29%
(f)
............. 802,343 802,343
Total Money Market Funds — 13.1%
(Cost: $8,351,737) .............................. 8,351,737
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co.,
2.07%, 10/03/22 ............ CAD 11 7,825
Total Time Deposits — 0.0%
(Cost: $7,825) ................................. 7,825
Total Short-Term Securities — 13.1%
(Cost: $8,359,562) .............................. 8,359,562
Total Investments — 102.5%
(Cost: $83,068,050) .............................. 65,482,964
Liabilities in Excess of Other Assets — (2.5)% ............ (1,577,897)
Net Assets — 100.0% .............................. $ 63,905,067

BlackRock International V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 249,992 $ 7,299,402
(a)
$ — $ — $ — $ 7,549,394 7,549,394 $ 29,970 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,622,099 — (2,819,473)
(a)
(283) — 802,343 802,343 25,949
(b)
—
$ (283) $ — $ 8,351,737 $ 55,919 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
i
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,276,418 EUR 7,218,311 JPMorgan Chase Bank NA 12/14/22 $ 162,880
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
USD United States Dollar
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 3,942,141 $ — $ — $ 3,942,141
China ............................................... — 2,837,211 — 2,837,211
Denmark ............................................. — 4,707,728 — 4,707,728
France .............................................. — 5,338,582 — 5,338,582
Germany ............................................ — 3,323,901 — 3,323,901
Hong Kong ........................................... — 573,507 — 573,507

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Iceland .............................................. $ 1,041,060 $ — $ — $ 1,041,060
Italy ................................................ — 3,810,404 — 3,810,404
Japan ............................................... — 8,949,252 — 8,949,252
Netherlands ........................................... — 6,016,299 — 6,016,299
Spain ............................................... — 1,703,730 — 1,703,730
Sweden ............................................. — 1,187,385 — 1,187,385
Switzerland ........................................... — 800,936 — 800,936
United Kingdom ........................................ — 1,872,601 — 1,872,601
United States .......................................... 6,905,558 4,113,107 — 11,018,665
Short-Term Securities
Money Market Funds ...................................... 7,549,394 — — 7,549,394
Time Deposits .......................................... — 7,825 — 7,825
$ 19,438,153 $ 45,242,468 $ — $ 64,680,621
Investments Valued at NAV
(a)
..................................... 802,343
$ —
$ 65,482,964
$ —
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ — $ 162,880 $ — $ 162,880
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.